CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
ASSETS
Cash and Cash Equivalents	¥ 1,321,241	¥ 1,039,870
Restricted Cash	83,876	93,342
Investment in Direct Financing Leases	1,194,888	1,204,024
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2017 ¥ 19,232 million March 31, 2018 ¥ 17,260 million	2,823,769	2,815,706
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(54,672)	(59,227)
Investment in Operating Leases	1,344,926	1,313,164
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2017 ¥ 24,894 million March 31, 2018 ¥ 37,631 million	1,729,455	2,026,512
Property under Facility Operations	434,786	398,936
Investment in affiliates	591,363	524,234
Trade Notes, Accounts and Other Receivable	294,773	283,427
Inventories	111,001	117,863
Office Facilities	112,962	110,781
Other Assets	1,437,614	1,363,263
Total Assets	11,425,982	11,231,895
Liabilities:
Short-term Debt	306,754	283,467
Deposits	1,757,462	1,614,608
Trade Notes, Accounts and Other Payable	262,301	251,800
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2017 ¥605,520 million March 31, 2018 ¥444,010 million	1,511,246	1,564,758
Income Taxes:
Current	18,798	93,884
Deferred	348,149	351,828
Long-term Debt	3,826,504	3,854,984
Other Liabilities	588,474	562,393
Total Liabilities	8,619,688	8,577,722
Redeemable Noncontrolling Interests	7,420	6,548
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized: 2,590,000,000 shares Issued: March 31, 2017 1,324,107,328 shares March 31, 2018 1,324,495,728 shares	220,961	220,524
Additional Paid-in Capital	267,291	268,138
Retained Earnings	2,315,283	2,077,474
Accumulated Other Comprehensive Income (Loss)	(45,566)	(21,270)
Treasury Stock, at Cost: March 31, 2017 21,520,267 shares March 31, 2018 44,494,856 shares	(75,545)	(37,168)
ORIX Corporation Shareholders' Equity	2,682,424	2,507,698
Noncontrolling Interests	116,450	139,927
Total Equity	2,798,874	2,647,625
Total Liabilities and Equity	11,425,982	11,231,895
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	4,553	5,674
Investment in Direct Financing Leases	43,942	90,822
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	36,991	186,818
Investment in Operating Leases	124,998	151,686
Property under Facility Operations	108,115	109,656
Investment in affiliates	52,450	53,046
Other Assets	74,645	105,591
Total Assets	445,694	703,293
Liabilities:
Trade Notes, Accounts and Other Payable	1,102	2,998
Income Taxes:
Long-term Debt	263,973	438,473
Other Liabilities	8,047	10,391
Total Liabilities	¥ 273,122	¥ 451,862